GENERAL AND SIGNIFICANT ACCOUNTING POLICIES (Activity In The Allowance For Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Opening balance	$ 234	$ 160	$ 86
Doubtful debt expenses during the year	86	147	114
Customers write-offs/collection during the year	(134)	(91)	(30)
Foreign currency translation adjustments	(16)	18	(10)
Closing balance	$ 170	$ 234	$ 160